Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 1,413	$ 1,427
Short-term investments	5	4
Accounts receivable, net	6,047	4,925
Inventories	10,046	10,695
Deferred income taxes	503	511
Other current assets	580	144
Total current assets	18,594	17,706
Property and equipment, net	8,467	8,322
Goodwill	26,458	25,669
Intangible assets, net	9,869	9,784
Other assets	1,155	688
Total assets	64,543	62,169
Liabilities:
Accounts payable	4,370	4,026
Claims and discounts payable	3,487	2,569
Accrued expenses	3,293	3,070
Short-term debt	750	300
Current portion of long-term debt	56	1,105
Total current liabilities	11,956	11,070
Long-term debt	9,208	8,652
Deferred income taxes	3,853	3,655
Other long-term liabilities	1,445	1,058
Commitments and contingencies (Note 13)
Redeemable noncontrolling interest	30	34
Shareholders' equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,640 shares issued and 1,298 shares outstanding at December 31, 2011 and 1,624 shares issued and 1,363 shares outstanding at December 31, 2010	16	16
Treasury stock, at cost: 340 shares at December 31, 2011 and 259 shares at December 31, 2010	(11,953)	(9,030)
Shares held in trust: 2 shares at December 31, 2011 and 2010	(56)	(56)
Capital surplus	28,126	27,610
Retained earnings	22,090	19,303
Accumulated other comprehensive loss	(172)	(143)
Total shareholders' equity	38,051	37,700
Total liabilities and shareholders' equity	$ 64,543	$ 62,169